THE ROXBURY LARGE CAP GROWTH FUND

================================================================================



                       PROSPECTUS DATED MARCH 6, 2000


This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.





      INFORMATION ABOUT THE ADVISER'S PRIOR PERFORMANCE APPEARS ON PAGE 6.

 Presently Class A shares are being offered only to certain persons eligible to purchase Class A shares at Net Asset Value. Class B and Class C shares are not currently being offered.

                                TABLE OF CONTENTS


A LOOK AT THE GOALS, STRATEGIES,            PORTFOLIO DESCRIPTION
RISKS AND EXPENSES OF THE                   Summary..........................................................3
FUND.                                       Fees and Expenses................................................4
                                            Adviser Prior Performance........................................6
                                            Investment Objective.............................................7
                                            Primary Investment Strategies....................................8
                                            Additional Risk Information......................................9

DETAILS ABOUT THE SERVICE                   MANAGEMENT OF THE FUND
PROVIDERS.                                  Investment Adviser..............................................10
                                            Portfolio Manager...............................................11
                                            Service Providers...............................................11

POLICIES AND INSTRUCTIONS FOR               SHAREHOLDER INFORMATION
OPENING, MAINTAINING AND                    How Share Price is Calculated...................................13
CLOSING AN ACCOUNT IN THE                   Selecting the Correct Class of Shares...........................13
FUND.                                       Sales Charges...................................................13
                                            Sales Charge Reductions and Waivers.............................16
                                            Purchase of Shares..............................................17
                                            Redemption of Shares............................................18
                                            Distributions...................................................18
                                            Taxes...........................................................19

DETAILS ON DISTRIBUTION PLANS,              DISTRIBUTION AND SERVICE ARRANGEMENTS
DISTRIBUTION AND SERVICE FEES               Rule 12b-1 Fees.................................................20
AND THE FUND'S MASTER/FEEDER                Shareholder Service Fees........................................21
ARRANGEMENT.                                Master/Feeder Structure.........................................21


                                            FOR MORE INFORMATION....................................back cover


For information about key terms and concepts, look for our "PLAIN TALK" explanations.

                        THE ROXBURY LARGE CAP GROWTH FUND

PORTFOLIO DESCRIPTION
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS A MUTUAL FUND?
         A mutual fund pools shareholders' money and, using a professional investment manager, invests in securities like stocks and bonds.
         -----------------------------------------------------------------------

SUMMARY
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT DOES "CAP" MEAN?
         Cap or the market capitalization of a company means the value of all of the shares of the company's common stock in the stock market.
         -----------------------------------------------------------------------

Investment Objective   (BULLET) The ROXBURY LARGE CAP GROWTH FUND seeks superior
                                long-term growth of capital.
--------------------------------------------------------------------------------
Investment Focus       (BULLET) Equity securities (generally common stocks)
--------------------------------------------------------------------------------
Share Price Volatility (BULLET) Moderate to high
--------------------------------------------------------------------------------
Principal Investment            The Fund invests in a diversified  portfolio of
Strategy                        equity securities (generally commonstocks)  of
                                U.S.  corporations  with a market cap of $5
                                billion or more that have above average earnings
                                potential, compared to the securities market as
                                a whole.
                       (BULLET) The Fund  operates  as a  "feeder  fund"  which
                                means  that the Fund  does not buy individual
                                securities directly. Instead, it invests in a
                                corresponding mutual fund or "master fund,"
                                which in turn purchases the actual stock
                                holdings. The Fund's master fund is the Large
                                Cap Growth Series (the "Series") of WT
                                Investment Trust I ("the Master").
                       (BULLET) In a master/feeder arrangement, a feeder  fund,
                                like the Fund, takes your investment dollars and
                                transfers them to an even larger pool, like the
                                Series, for greater efficiency. The Fund and the
                                Series have the same investment objective,
                                policies and limitations. When this prospectus
                                refers to investments of the Fund it is actually
                                referring to the investments of the
                                Series.
                       (BULLET) The adviser purchases stocks it believes exhibit
                                consistent, above-average earnings growth,
                                superior quality and attractive risk/reward
                                characteristics. The adviser analyzes the stocks
                                of over 2000 companies using a bottom-up
                                approach to search for high quality companies
                                which are growing at about double the market's
                                average rate. The adviser generally sells stocks
                                when the risk/rewards of a stock turn negative,
                                when company fundamentals deteriorate, or when a
                                stock under performs the market or its peer
                                group.
--------------------------------------------------------------------------------
Principal Risks        The Fund is subject  to the  following  risks  summarized
                       below which are further  described under "Additional Risk
                       Information."
                       (BULLET) There is no guarantee that the stock market or
                                the stocks that the Fund buys will always
                                increase in value. Therefore, it is possible to
                                lose money by investing in the Fund.
                       (BULLET) The Fund's share price will fluctuate in
                                response to changes in the market value of the
                                Fund's investments. Market value will change as
                                a result of business developments affecting an
                                issuer as well as general market and economic
                                conditions.
                       (BULLET) Growth-oriented investments may be more volatile
                                than the rest of the U.S. stock market as a
                                whole.
                       (BULLET) The performance of the Fund will depend on how
                                successfully the adviser pursues its investment
                                strategy.
--------------------------------------------------------------------------------
Investor Profile       (BULLET) Investors who want the value of their investment
                                to grow and who are willing to accept more
                                volatility for the possibility of higher growth
                                returns.
--------------------------------------------------------------------------------

FEES AND EXPENSES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE FUND EXPENSES?
         Every mutual fund has operating expenses to pay for professional advisory, distribution, administration and custody services. The Fund's expenses in the table below are shown as a percentage of its average annual net assets. Sales charges are deducted once when you make or redeem your investment. Expenses are deducted from Fund assets.
         -----------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers different share classes to allow you to maximize your potential return depending on your and your financial consultant's current expectations for your investment in the Fund.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE SALES CHARGES?
         The sales charge or load that you pay is a separate fee based on how much you invest. This fee compensates your financial consultant for providing you with investment assistance and on-going service as well as handling all the paperwork associated with your investment and any subsequent adjustments you make. For your convenience, the Fund is offered in several classes, giving you several ways to pay this fee.
         -----------------------------------------------------------------------


SHAREHOLDER  FEES (FEES PAID  DIRECTLY FROM YOUR
INVESTMENT)                                             CLASS A               CLASS B(a)               CLASS C
                                                        -------               ----------               -------
Maximum sales charge (load) imposed on                  5.50%(b)                 None                   None
   purchases (as a percentage of offering price)
Maximum deferred sales charge                            None(c)               5.00%(d)               1.00%(e)
Maximum sales charge imposed on                           None                   None                   None
   reinvested dividends (and other
   distributions)
Redemption fee(f)                                         None                   None                   None

-------------------------
(a) Class B shares convert to Class A shares automatically at the beginning of the seventh year after purchase. Investors seeking to purchase Class B shares in amounts that exceed $250,000 should discuss with their financial consultant whether the purchase of another class would be more appropriate.
(b)  Reduced for purchases of $50,000 and more.
(c) Class A shares are not subject to a contingent deferred sales charge (a "CDSC"); except certain purchases that are not subject to an initial sales charge may instead be subject to a CDSC of 1.00% of amounts redeemed within the first year of purchase. Such a CDSC may be waived in connection with redemptions to participants in certain fee-based programs.
(d) 5.00% during the first year, 4.00% during the second year, 3.00% during the third year; 2.00% during the fourth year, 2.00% during the fifth year, 1.00% during the sixth year. Class B shares automatically convert into Class A shares at the beginning of the seventh year after purchase and thereafter will not be subject to a CDSC.
(e) Class C shares are subject to a 1.00% CDSC only if redeemed within the first 18 months after purchase.
(f) If you effect a redemption via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees, that will be directly deducted from your redemption proceeds. If you request redemption checks to be sent by overnight mail, you may be required to pay a $10 fee that will be directly deducted from your redemption proceeds.


ANNUAL FUND OPERATING EXPENSES 1
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                   CLASS A    CLASS B     CLASS C
                                   -------    -------     -------
Management fees                     0.55%      0.55%       0.55%
Distribution (12b-1) fee             None      0.75%       0.75%
Shareholder Service fee             0.25%      0.25%       0.25%
Other expenses 2                    0.55%      0.55%       0.55%
Total Annual Operating Expenses 3   1.35%      2.10%       2.10%
Cost Reduction                     (0.05%)    (0.05%)     (0.05%)
 TOTAL NET EXPENSES 3               1.30%      2.05%       2.05%

-------------------------
1 The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the Series.
2 "Other expenses" are based on estimated amounts for the current fiscal year. 3 The adviser has agreed to reduce its fees and/or reimburse expenses to limit the total annual operating expenses to 1.30% for Class A Shares, 2.05% for each of Class B shares and Class C shares. This arrangement will remain in place until the Board of Trustees approves its termination.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:

 (BULLET) you reinvested all dividends and other distributions
 (BULLET) the average annual return was 5%
 (BULLET) the Fund's maximum total operating expenses are charged and remain the same over the time periods
 (BULLET) you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                                                        1 YEAR       3 YEARS
                                                        ------       -------

Class A 1                                                $675         $939

Class B                                                  $208         $643

Class B (assuming complete redemption at the end of
the 1 year or 3 year period) 2                           $768        $1,043

Class C                                                  $208         $643

Class C (assuming complete redemption at end of          $308         $643
period) 2

1  Assumes deduction at time of purchase of maximum sales charge.
2  Assumes deduction at redemption of maximum deferred sales charge.

THE ABOVE EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

ADVISER PRIOR PERFORMANCE
The table below shows relevant performance data for the adviser and its predecessors' investment advisory accounts (the "Accounts") during the ten year period ended September 30, 1999, using the same investment approach specified for the Fund under "Investment Objective" and "Primary Investment Strategies."

The results for the period October 1, 1989 through July 31, 1998 are the results of Roxbury Capital Management Inc., the predecessor to Roxbury Capital Management, LLC.

The Accounts constitute the portfolios managed by the adviser (and its predecessor) that have an identical or substantially similar investment objective or investment approach as the Series and that met certain basic criteria as to minimum account value, discretionary status, tax-exempt status and period of management of more than one month. The Accounts were managed for tax-exempt clients and, therefore, may have been managed differently than for taxable clients. The Series will be managed primarily for taxable investors. The Accounts were not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, or the Internal Revenue Code of 1986. The performance of the Accounts may have been adversely affected had they been subject to the same expenses, restrictions and limitations. The adviser believes that any adverse effect would not have been significant. The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return you might achieve by investing in the Fund. You should not rely on the following performance data as an indication of future performance of the adviser or of the Fund.


                            TOTAL RETURN OF ACCOUNTS

-------------------------------------------------------------------------------------------------------------------

                                                                         3 Years
                                                      1 Year              Ended            5 Years          10 Years
                Average Annual Return for the         Ended              DEC. 31,           Ended             Ended
                Periods Specified:                    DEC. 31, 1999        1999         DEC. 31, 1999     DEC. 31, 1999
                                                      -------------      -------        -------------     -------------
                The Accounts (net of
                expenses)..........................      57.66%           43.14%            34.87%           21.46%
                S&P 500 Index......................      21.03%           27.56%            28.55%           18.19%


-------------------------------------------------------------------------------------------------------------------


Please read the following important notes concerning the Accounts:

1. The results for the Accounts reflect both income and capital appreciation or depreciation (total return). Dividends are accounted for on a cash basis; other items of income are accounted for on an accrual basis. Returns are time-weighted and represent the dollar-weighted average of the Accounts. Return figures are net of applicable fees and expenses (other than separate custody fees). As of April 1, 1995, the Accounts were valued daily.

2. The S&P 500 Index consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding), with each stock's weight in the S&P 500 Index proportionate to its market value.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN INDEX?
         An index is a broad measure of the market performance of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
         -----------------------------------------------------------------------

     SPECIAL NOTE CONCERNING ADVISER INVESTMENT RETURNS: You should note that the Fund will compute and disclose its average annual compounded rate of return using the standard formula set forth in SEC rules, which differs in certain respects from the method used to compute the returns for the Accounts noted above. The SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one, five and ten year periods or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $10,000 to an ending redeemable value. The returns shown for the Accounts are reduced to reflect the deduction of advisory fees in accordance with the SEC calculation formula, which requires that returns shown for a fund be net of advisory fees as well as all other applicable fund operating expenses. Performance was calculated on a trade date basis.

INVESTMENT OBJECTIVE
The Fund and the Series seek superior long-term growth of capital.

For purposes of this investment objective, "superior" long-term growth of capital means long-term growth of capital from an investment in the securities comprising the S&P 500 Index that exceeds the return of the S&P 500 Index. This investment objective may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT ARE GROWTH FUNDS?
         Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.
         -----------------------------------------------------------------------

The Fund invests its assets in the Series, which, under normal market conditions, invests at least 65%, and typically more, of its total assets in the following equity (or equity-related) securities:
(BULLET) common stocks of U.S. corporations that are judged by the adviser to have strong growth characteristics and, with respect to at least 65% of the Series' total assets, have a market capitalization of $5 billion or higher at the time of purchase;
(BULLET) securities convertible into the common stock of U.S. corporations described above;
(BULLET)  options on common stock or options on stock indexes.

The adviser looks for high quality, sustainable growth stocks while paying careful attention to valuation. Research is bottom-up, emphasizing business fundamentals, including financial statement analysis and industry and competitor evaluations. The adviser selects stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. These dominant companies are expected to generate consistent earnings growth in a variety of economic environments.

The adviser also seeks to provide a greater margin of safety and stability in its investments. Superior earnings growth is expected to translate ultimately into superior compounding of returns. Additionally, several valuation tools are used to avoid over-paying for growth or chasing "hot" stocks. Over time, the adviser believes these favorable characteristics will produce superior returns with less risk than many other growth styles.

The adviser's research team analyzes a broad universe of over 2,000 companies. Industry specialists search for high-quality companies that are growing their earnings at roughly double the market's average. Approximately 150 stocks pass these initial screens and are subject to thorough research. Dominant market share, strong financials, the power to price, significant free cash flow and shareholder-oriented management are critical attributes or factors.

Final purchase candidates are selected by the adviser's investment committee based on attractive risk/reward characteristics and diversification guidelines. Certain industries may be over or under-weighted by the adviser based upon favorable growth rates or valuation parameters.

The adviser attempts to maintain portfolio continuity by purchasing growth companies that are less sensitive to short-term economic trends than cyclical, low quality companies. The adviser generally sells stocks when the risk/reward characteristics of a stock turn negative, company fundamentals deteriorate, or the stock underperforms the market or its peer group. The latter device is employed to minimize mistakes and protect capital.

The Fund's investments will emphasize large cap growth stocks, but also may include medium cap stocks and special situations.


LARGE CAP GROWTH STOCKS (over $5 billion in total market cap) - Up to 100%, but not less than 65%, of the Series'total assets:

(BULLET) Mature, predictable businesses
(BULLET) Capital appreciation and income
(BULLET) Highest liquidity


MEDIUM CAP GROWTH STOCKS (between $1 and $5 billion in total market cap) - Up to 20% of the Series' total assets:

(BULLET) Superior long-term potential
(BULLET) Strong niche or franchise
(BULLET) Seasoned management


SPECIAL SITUATIONS GROWTH OPPORTUNITIES - Up to 20% of the Series' total assets:

(BULLET) Stable return, independent of the market
(BULLET) Unusually favorable risk/reward characteristics
(BULLET) Typically involve corporate restructuring

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade. The result of this action may be that the Fund will be unable to achieve its investment objective. The Fund also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information.

ADDITIONAL RISK INFORMATION
The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risk is available in our Statement of Additional Information:

(BULLET) MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
(BULLET) GROWTH-ORIENTED INVESTING RISK: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market as a whole.
(BULLET) DERIVATIVES RISK: Some of the Fund's investments may be referred to as "derivatives" because their value depends on, or derives from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Master's total assets may at any time be committed or exposed to derivative strategies.
(BULLET) MASTER/FEEDER RISK: The master /feeder structure is relatively new and complex. While this structure is designed to reduce costs, it may not do so, and there may be operational or other complications. For example, large-scale redemptions by other feeders of their shares of the master fund could have adverse effects on a fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it could be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund and, therefore, could have effective voting control over the operation of the master fund.
(BULLET) OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT OF THE FUND
The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders. The Board of Trustees includes a member of the Roxbury Investment Committee.

INVESTMENT ADVISER
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS AN ADVISER?
         The adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the adviser and establishes policies that the adviser must follow in its management activities.
         -----------------------------------------------------------------------

Roxbury Capital Management, LLC, 100 Wilshire Boulevard, Suite 600, Santa Monica, California 90401, serves as the investment adviser for the Fund (by managing the Series). Under an advisory agreement, Roxbury, subject to the supervision of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In addition to serving as adviser to the Series, Roxbury is engaged in a variety of investment advisory activities, including the management of separately managed accounts. The Series pays a monthly advisory fee to Roxbury at the annual rate of 0.55% of the Series' first $1 billion of average daily net assets; 0.50% of the Series' next $1 billion of average daily net assets; and 0.45% of the Series' average daily net assets over $2 billion.

PORTFOLIO MANAGER
The day-to-day management of the Series is the responsibility of Roxbury's Investment Committee. The Investment Committee meets regularly to make investment decisions for the Fund and relies on Roxbury's research team.

SERVICE PROVIDERS
The following chart provides information on the Fund's primary service providers.



Asset                                                                        Shareholder
Management                                                                   Services
------------------------------------                                         --------------------------------

              ADVISER                                                                TRANSFER AGENT
  ROXBURY CAPITAL MANAGEMENT, LLC                                                       PFPC INC.
      100 WILSHIRE BOULEVARD                                                      400 BELLEVUE PARKWAY
             SUITE 600                                                            WILMINGTON, DE 19809
      SANTA MONICA, CA 90401                                                            SUITE 108

                                                                              Handles shareholder services,
                                                                               including recordkeeping and
                                                                                 statements, payment of
   Manages the Fund's investment                                             distribution and processing of
            activities.                                                          buy and sell requests.
------------------------------------                                         --------------------------------

                                        ---------------------------------

                                               ROXBURY LARGE CAP
                                                 GROWTH FUND

Fund                                                                         Asset
Operations                                                                   Safe Keeping
------------------------------------                                         --------------------------------

         ADMINISTRATOR AND                                                              CUSTODIAN
         ACCOUNTING AGENT                                                       WILMINGTON TRUST COMPANY
             PFPC INC.                                                             RODNEY SQUARE NORTH
       400 BELLEVUE PARKWAY                                                     1100 NORTH MARKET STREET
       WILMINGTON, DE 19809                                                       WILMINGTON, DE 19890

Provides facilities, equipment and                                              Holds the Fund's assets,
      personnel to carry out                                                   settle all portfolio trades
administrative services related to                                               and collect most of the
the Fund and calculates the Fund's                                             valuation data required for
      NAV and distributions.                                                 calculating the Fund's NAV per
                                                                                         share.
------------------------------------    ---------------------------------    --------------------------------


                                Distibution
                                -------------------------------------------------

                                                  DISTRIBUTION
                                          PROVIDENT DISTRIBUTORS, INC.
                                          FOUR FALLS CORPORATE CENTER
                                          WEST CONSHOHOCKEN, PA 19428

                                         Distributes the Fund's shares.
                                -------------------------------------------------

SHAREHOLDER INFORMATION
HOW SHARE PRICE IS CALCULATED
The Fund values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the Fund's daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Fund is subject to the risk that it has valued certain of its stocks at a higher price than it can sell them.

         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS THE NET ASSET VALUE or "NAV"?
                           NAV = ASSETS - LIABILITIES
                           --------------------------
                              Outstanding Shares

         -----------------------------------------------------------------------

PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each Business Day (a day that the Exchange, the Transfer Agent and the Philadelphia branch of the Federal Reserve Bank are open for business). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund.

Shares will not be priced on those days the Fund is closed. As of the date of this prospectus, those days are:

     New Year's Day                Memorial Day          Veterans Day
     Martin Luther King, Jr. Day   Independence Day      Thanksgiving Day
     Presidents' Day               Labor Day             Christmas Day
     Good Friday                   Columbus Day


SELECTING THE CORRECT CLASS OF SHARES
This prospectus offers Class A, Class B and Class C shares of the Fund. Each class has its own cost structure, allowing you to choose the one that best meets your requirements and current expectations. Your financial consultant can help you decide which class is best for you. For estimated expenses of each class, see the table under "Fees and Expenses" earlier in this prospectus.

CLASS A SHARES--INITIAL SALES CHARGE
If you purchase Class A shares, you will incur a sales charge at the time of purchase (a "front-end load") based on the dollar amount of your purchase. The maximum initial sales charge is 5.50%, which is reduced for purchases of $50,000 and more. Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reductions and Waivers." Class A shares are subject to an ongoing shareholder service fee of 0.25% of the Fund's average net assets attributable to Class A shares. Class A shares will not be subject to any contingent deferred sales charge (CDSC or "back end load") when they are redeemed. Although some purchases may not be subject to an initial sales charge, if the initial sales charge is waived, such purchases may be subject to a CDSC of 1.00% if the shares are redeemed within one year after purchase. Class A shares also will be issued upon conversion of Class B shares, as described below under "Class B Shares." The minimum initial investment in Class A shares is $2,000.

Part of the front-end sales charge is paid directly to the selling broker-dealer (the "dealer reallowance"). The remainder is retained by the distributor and may be used either to promote the sale of the Fund's shares or to compensate the distributor for its efforts to sell the shares of the Fund.

------------------------------------------------------------------------
YOUR INVESTMENT               AS A PERCENTAGE OF   AS A PERCENTAGE OF
                                OFFERING PRICE      YOUR INVESTMENT
------------------------------------------------------------------------
$50,000 and less                    5.50%                5.82%
------------------------------------------------------------------------
$50,000 up to $150,000              5.00%                5.26%
------------------------------------------------------------------------
$150,000 up to $250,000             4.50%                4.71%
------------------------------------------------------------------------
$250,000 up to $500,000             3.50%                3.63%
------------------------------------------------------------------------
$500,000 up to $1,000,000           3.00%                3.09%
------------------------------------------------------------------------
Over $1,000,000                     0.00%                0.00%*
------------------------------------------------------------------------

CLASS B SHARES--DEFERRED SALES CHARGE
If you purchase Class B shares, you will not incur a sales charge at the time of purchase. However, Class B shares are subject to an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets. Class B shares are subject to a CDSC if you redeem them prior to the seventh year after purchase. At the beginning of the seventh year after purchase, Class B shares will automatically convert into Class A shares of the Fund, which are subject to the shareholder service fee of 0.25%. Automatic conversion of Class B shares into Class A shares will occur at least once a month on the basis of the relative net asset values of the shares of the two classes on the conversion date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class A shares will not be deemed a purchase or sale of the shares for federal income tax purposes. Shares purchased through reinvestment of dividends and other distributions on Class B shares also will convert automatically to Class A shares based on the portion of purchased shares that convert. The minimum initial investment in Class B shares is $2,000.

CLASS C SHARES--PAY AS YOU GO
If you purchase Class C shares, you do not incur a sales charge at the time of purchase. However, Class C shares are subject to an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets. Class C shares also are subject to a 1.00% CDSC if you redeem them within 18 months of purchase. Although Class C shares are subject to a CDSC for only 18 months (as compared to six years for Class B), Class C shares have no conversion feature. Accordingly, if you purchase Class C shares, those shares will be subject to the 0.75% distribution fee and the 0.25% shareholder service fee for as long as you own your Class C shares. The minimum initial investment in Class C shares is $2,000.

You may be subject to a CDSC upon redemption of your Class B and Class C shares under the following conditions:

 (BULLET) Class B Shares

              ---------------------------------------------------------------
                YEARS AFTER PURCHASE       CDSC ON SHARES BEING REDEEMED
              ---------------------------------------------------------------
                      1st year                         5.00%
              ---------------------------------------------------------------
                      2nd year                         4.00%
              ---------------------------------------------------------------
                      3rd year                         3.00%
              ---------------------------------------------------------------
                      4th year                         2.00%
              ---------------------------------------------------------------
                      5th year                         2.00%
              ---------------------------------------------------------------
                      6th year                         1.00%
              ---------------------------------------------------------------
                 After the 6th year                     None
              ---------------------------------------------------------------

         Class B shares will be automatically converted to Class A shares at the beginning of the seventh year after purchase.

(BULLET) Class C Shares
   If you redeem Class C shares within 18 months of purchase, you will be charged a CDSC of 1.00%. There is no CDSC imposed on Class C shares acquired through reinvestment of dividends or capital gains.

The CDSC will be imposed on the lesser of the original purchase price or the net asset value of the redeemed shares at the time of the redemption. CDSC calculations are based on the specific shares involved, not the value of the account. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares to meet your request, we will sell your shares on a first-in, first-out basis. Your financial consultant or institution may elect to waive some or all of the payment, thereby reducing or eliminating the otherwise applicable CDSC.

OTHER CLASSES OF SHARES
The Fund also offers other classes of shares for special purposes. These other classes are not available to the general public, although they may appear in newspaper listings. When reviewing newspaper listings, please remember that the class or classes listed may not be the class you own and therefore the net asset value(s) listed may be different from the net asset value of your shares.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING SALES CHARGES ON YOUR CLASS A SHARES. There are several ways you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

(BULLET) Accumulation privilege--lets you add the value of shares of any Class A shares you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges

(BULLET) Letter of intent--lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the new account application and our Statement of Additional Information for terms and conditions.


To use these privileges, discuss your eligibility with your financial consultant.

CDSC WAIVERS. In general, the CDSC may be waived on shares you sell for the following reasons:

(BULLET) Payments through certain systematic retirement plans and other employee benefit plans

(BULLET) Qualifying distributions from qualified retirement plans and other employee benefit plans

(BULLET) Distributions from custodial accounts under section 403(b)(7) of the Internal Revenue Code as well as from Individual Retirement Accounts
          (IRAs) due to death, disability or attainment of age 59_

(BULLET)  Participation in certain fee-based programs

To use any of these waivers, contact your financial consultant.

REINSTATEMENT PRIVILEGE. If you sell shares of the Fund, you may invest some or all of the proceeds in the Fund within 90 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To use this privilege, contact your financial consultant.

NET ASSET VALUE PURCHASES. Class A shares may be sold at net asset value, with only a $2,000 minimum initial investment, to:

(BULLET) Clients of financial consultants who exchange their shares from an unaffiliated investment company that has a comparable sales charge, so long as shares are purchased within 60 days of the redemption;

(BULLET) Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

(BULLET) Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

(BULLET) "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of Fund shares;

(BULLET) Current or retired trustees, officers and employees of the Fund, the distributor, the transfer agent, the adviser and its members, certain family members of the above persons, and trusts or plans primarily for such persons or their family members;

(BULLET) Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor; and

(BULLET) Such other persons as are determined by the adviser or distributor to have acquired shares under circumstances where the Fund has not incurred any sales expense.


PURCHASE OF SHARES

Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate purchase instructions, as well as for information pertaining to accounts and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

The minimum initial investment in Class A, Class B or Class C shares is $2,000 (including IRAs) and $100 for subsequent investments. The adviser or the distributor, at their discretion, may waive these minimums. See our Statement of Additional Information for further details.

See "Sales Charge Reductions and Waivers" for ways to make your initial investment go farther.

Shares are sold at a public offering price based on the net asset value for the class of shares selected. If your purchase order is received by the Transfer Agent before the close of regular trading on the Exchange on any Business Day, you will pay the next public offering price that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), call the Transfer Agent at (800)497-2960, or see our Statement of Additional Information.

For information on an automatic investment plan or a payroll investment plan, see our Statement of Additional Information.

REDEMPTION OF SHARES
         PLAIN TALK
         -----------------------------------------------------------------------
         HOW TO REDEEM (SELL) SHARES:
         (BULLET) By mail
         (BULLET) By telephone
         -----------------------------------------------------------------------

If you purchased your shares through a financial intermediary, you should contact the intermediary for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

SMALL ACCOUNTS: If the value of your Fund accounts falls below $500, the Fund may ask you to increase your balance. If the account balance is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

For information on other ways to redeem shares, please refer to our Statement of Additional Information.

DISTRIBUTIONS
         PLAIN TALK
         -----------------------------------------------------------------------
         WHAT IS NET INVESTMENT INCOME?
         Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.
         -----------------------------------------------------------------------

Distributions from the net investment income of the Fund are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

Distributions are payable to shareholders of record at the time distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares, unless you have elected to receive distributions in cash.

TAXES FEDERAL INCOME TAX: As long as the Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest subject to Federal income tax and securities that earn interest exempt from that tax, under normal conditions the Fund invests primarily in taxable securities. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from the Fund, whether reinvested in Fund shares or taken as cash, are generally taxable to you as ordinary income. The Fund's distributions of net capital gain, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our Statement of Additional Information. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

DISTRIBUTION AND SERVICE ARRANGEMENTS
Provident Distributors, Inc. ("PDI") manages the Fund's distribution efforts and enters into dealer agreements with financial consultants to sell fund shares.

          PLAIN TALK
          ----------------------------------------------------------------------
          HOW CAN YOUR FINANCIAL CONSULTANT HELP YOU?
          Your financial consultant is thoroughly familiar with the Fund and with Roxbury Capital Management. He or she can answer any questions you have now, or in the future, about how the Fund operates, which class of shares is most appropriate for you and how the Roxbury investment style works and has performed for other investors. Your financial consultant is a valuable and knowledgeable resource.
          ----------------------------------------------------------------------

RULE 12B-1 FEES
          PLAIN TALK
          ----------------------------------------------------------------------
          WHAT ARE 12b-1 FEES?
          12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.
          ----------------------------------------------------------------------

The Fund has adopted a distribution plan under Rule 12b-1 that allows the Fund to pay a fee to PDI for facilitating the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.

Rule 12b-1 permits a fund directly or indirectly to pay expenses associated with the distribution of its shares and the servicing of its shareholders in accordance with a plan adopted by the Board of Trustees and approved by its shareholders. Pursuant to the Rule, the Board has approved, and the Fund has entered into, a Distribution Plan with PDI, for the Class B and Class C shares. Under the Distribution Plan, the Fund will pay distribution fees to PDI at a maximum annual rate of 0.75% of its aggregate average daily net assets attributable to its Class B and Class C shares.

The Distribution Plan provides that PDI may use the distribution fees received from a class of shares to pay for the distribution and shareholder servicing expenses of that class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the distributor or any other broker-dealer or financial institution that engages in the distribution of that class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that class; (ii) costs of printing and distributing prospectuses, Statements of Additional Information and reports of the Fund to prospective investors in that class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and that class; and
(iv) costs involved in obtaining whatever information, analysis and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable with respect to the distribution of that class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of, respectively, Class B and Class C shares as accrued.

The distribution fees applicable to the Class B and Class C shares are designed to permit you to purchase Class B and Class C shares through broker-dealers without the assessment of a front-end sales charge and at the same time to permit the distributor to compensate broker-dealers on an ongoing basis to provide services to shareholders of the Class B and Class C shares attributable to those broker-dealers.

SHAREHOLDER SERVICE FEES
The Board of Trustees has adopted a shareholder service plan authorizing the Fund to pay service providers an annual fee not exceeding 0.25% of the Fund's average daily net assets of each class of shares, to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

MASTER /FEEDER STRUCTURE
Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Fund, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Series, will pay its proportionate share of the master fund's expenses.

For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

STATEMENT OF ADDITIONAL INFORMATION (SAI): Provides a complete technical and legal description of the Fund's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

Roxbury Large Cap Growth Fund
c/o PFPC Inc.
400 Bellevue Parkway
Suite 108
Wilmington, Delaware 19809
(800) 497-2960
8:30 a.m. to 5:00 p.m. Eastern time


Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Room of the SEC, Washington, DC, 20549-6009. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-(800)-SEC-0330. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.


              FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING
              CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING
                OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES,
                           PLEASE CALL (800) 497-2960.






The investment company registration number is 811-08648.

                        THE ROXBURY LARGE CAP GROWTH FUND



                              400 Bellevue Parkway
                           Wilmington, Delaware 19809




--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 6, 2000



--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's current prospectus, dated March 6, 2000, as amended from time to time. A copy of the current prospectus may be obtained without charge, by writing to Provident Distributors, Inc. ("PDI"), Four Falls Corporate Center, West Conshohocken, PA 19428, and from certain financial professionals such as broker-dealers that have entered into servicing agreements with PDI or by calling (800) 497-2960.

                                TABLE OF CONTENTS


GENERAL INFORMATION                                                           3
INVESTMENT POLICIES                                                           3
INVESTMENT LIMITATIONS                                                        4
TRUSTEES AND OFFICERS                                                         6
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                           8
INVESTMENT ADVISORY AND OTHER SERVICES                                        8
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN                                    9
BROKERAGE ALLOCATION AND OTHER PRACTICES                                     10
CAPITAL STOCK AND OTHER SECURITIES                                           11
PURCHASE, REDEMPTION AND PRICING OF SHARES                                   11
DIVIDENDS                                                                    14
TAXATION OF THE FUND                                                         14
CALCULATION OF PERFORMANCE INFORMATION                                       16
APPENDIX A - OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES      A-1
APPENDIX B - DESCRIPTION OF RATINGS                                         B-1

                               GENERAL INFORMATION

The Roxbury Large Cap Growth Fund (the "Fund") is part of a mutual fund group called WT Mutual Fund (the "Trust"). The Trust is a diversified, open-end management investment company organized as a Delaware business trust on June 1, 1994. The name of the Trust was changed from Kiewit Mutual Fund to WT Mutual Fund on October 20, 1998.

The Fund issues three classes of shares, Class A, Class B, and Class C. The Fund operates as a feeder fund, which means that it does not buy individual securities directly. Instead, it invests in a corresponding master fund with the same investment objective, policies and limitations. The Fund's master fund is the Large Cap Growth Series ("the "Series") of WT Investment Trust I ("the Master").

                               INVESTMENT POLICIES

The following information supplements the information concerning the Fund's investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to the Fund through its investment in the Series. Although the Fund invests principally in common stocks, it may make other kinds of investments from time to time.

CASH MANAGEMENT. The Fund may invest in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow in the Fund. Certain of these instruments are described below.

    (BULLET) MONEY MARKET FUNDS. The Fund may invest in the securities of other money market mutual funds, within the limits prescribed by the Investment Company Act of 1940, as amended ("1940 Act").

    (BULLET)  U.S.  GOVERNMENT   OBLIGATIONS.   The  Fund  may  invest  in  debt
              securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (BULLET) COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund may invest only in commercial paper rated A-1 or higher by S&P or Moody's or if not rated, determined by the adviser to be of comparable quality.

    (BULLET) BANK OBLIGATIONS. The Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposits, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the U. S.

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

The Fund may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization such as Moody's or S&P, or if unrated, are determined by the adviser to be of comparable quality. (See Appendix B "Description of Ratings"). Should the rating of a security be downgraded subsequent to the Fund's purchase of the security, the adviser, as applicable, will determine whether it is in the best interest of the Fund to retain the security.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

HEDGING STRATEGIES. The Fund may engage in certain hedging strategies that involve options and futures. These hedging strategies are described in detail in Appendix A.

ILLIQUID SECURITIES. The Fund may invest no more than 15% of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the adviser to the Board of Trustees.

OPTIONS ON SECURITIES AND SECURITIES INDEXES. The Fund may purchase call options on securities that the adviser intends to include in the Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Fund may purchase put options to hedge against a decline in the market value of securities held in the Fund or in an attempt to enhance return. The Fund may write (sell) put and covered call options on securities in which they are authorized to invest. The Fund may also purchase put and call options, and write put and covered call options on U.S. securities indexes. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the total assets of the Fund that are invested in equity (or related) securities, the Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt), it is the policy of the Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund's investment limitations.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 ("1933 Act") or an exemption from registration. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING. The Fund may lend securities pursuant to agreements, which require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund's total assets taken at fair market value. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

                             INVESTMENT LIMITATIONS

Except as otherwise provided, the Fund and the Series have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lessor of (i) 67% or more of the shares of the Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or redemptions of shares will not be considered a violation of the limitation.

The Fund will not as a matter of fundamental policy:

1. purchase the securities of any one issuer, if as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) the Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2. purchase securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3. borrow money, provided that the Fund may borrow money for temporary or emergency purposes, and then in an aggregate amount not in excess of 10% of the Fund's total assets;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5. underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7. purchase or sell physical commodities, provided that the Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.  issue senior securities, except to the extent permitted by the 1940 Act.

THE INVESTMENT LIMITATIONS DESCRIBED ABOVE DO NOT PROHIBIT THE FUND FROM INVESTING ALL OR SUBSTANTIALLY ALL OF ITS ASSETS IN THE SHARES OF ANOTHER REGISTERED OPEN-END INVESTMENT COMPANY SIMILAR TO ITS SERIES.

The following non-fundamental policies apply to the Fund and may be changed by the Board of Trustees without shareholder approval. The Fund will not:

1.  make short sales of securities except as described in the prospectus;

2. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities;

3. purchase portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.

                              TRUSTEES AND OFFICERS

The Board of Trustees supervises the Fund's activities and reviews contractual arrangements with the Trust's service providers. The Trustees and officers are listed below. All persons named as Trustees and officers also serve in a similar capacity for the Master. An asterisk (*) indicates those Trustees who are "interested persons" of the Trust.

----------------------------------- -------------- ------------------------------------------------------------------
                                      POSITION(S)
                                      HELD WITH
NAME, ADDRESS AND DATE OF BIRTH       THE FUND     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
----------------------------------- -------------- ------------------------------------------------------------------
ROBERT ARNOLD                          Trustee     Mr. Arnold founded, and currently co-manages,  R. H. Arnold & Co.,
152 W. 57th Street, 44th Floor                     Inc.,  an  investment  banking  company.  Prior to  forming  R. H.
New York, NY  10019                                Arnold  & Co.,  Inc.  in  1989,  Mr.  Arnold  was  Executive  Vice
Date of Birth: 3/44                                President  and a director  to  Cambrian  Capital  Corporation,  an investment banking firm he co-founded in 1987.
----------------------------------- -------------- ------------------------------------------------------------------
ROBERT J. CHRISTIAN*                  Trustee,     Mr.  Christian  has been Chief  Investment  Officer of  Wilmington
Rodney Square North                   President    Trust Company since  February 1996 and a Director of Rodney Square
1100 N. Market Street                              Management  Corporation  since 1996.  He was Chairman and Director
Wilmington, DE 19890                               of  PNC  Equity   Advisors   Company,   and  President  and  Chief
Date of Birth: 2/49                                Investment  Officer of PNC Asset  Management  Group Inc. from 1994 to 1996.  He was Chief  Investment  Officer  of PNC Bank from 1992 to 1996 and a Director of Provident  Capital  Management from 1993 to 1996.
----------------------------------- -------------- ------------------------------------------------------------------
NICHOLAS A. GIORDANO                   Trustee     Mr.  Giordano  served as interim  President of LaSalle  University
1755 Governor's Way                                from  July,  1998  through  June,  1999 and was a  consultant  for
Blue Bell, PA 19422                                financial  services  organizations from late 1997 through 1998. He
Date of Birth: 3/43                                served  as   president   and  chief   executive   officer  of  the
                                                   Philadelphia  Stock  Exchange from 1981 through  August 1997,  and also  served  as  chairman  of the  board  of the  exchange's  two subsidiaries:  Stock  Clearing  Corporation  of  Philadelphia  and
                                                   Philadelphia   Depository   Trust  Company.   Before  joining  the
                                                   Philadelphia   Stock  Exchange,   Mr.  Giordano  served  as  chief
                                                   financial  officer at two  brokerage  firms  from 1968 to 1971.  A
                                                   certified  public  accountant,   he  began  his  career  at  Price
                                                   Waterhouse in 1965.
----------------------------------- -------------- ------------------------------------------------------------------
JOHN J. QUINDLEN                       Trustee     Mr.  Quindlen  retired as Senior Vice  President - Finance of E.I.
313 Southwinds                                     duPont de  Nemours &  Company,  Inc.  (diversified  chemicals),  a
1250 W. Southwinds Blvd.                           position  held  from 1984 to 1993.  He  served as Chief  Financial
Vero Beach, FL  32963                              Officer  of E.I.  duPont de  Nemours & Company  from 1984  through
Date of Birth: 5/32                                June  1993.  He also  serves as a  Director  of St. Joe Paper Co., and as a Trustee of Kalmar Pooled Investment Trust.
----------------------------------- -------------- ------------------------------------------------------------------
LOUIS KLEIN JR.                        Trustee     Mr.  Klein has been a  self-employed  financial  consultant  since
80 Butternut Lane                                  1991.  He has  served  as  Trustee  of  Manville  Personal  Injury
Stamford, CT  06903                                Settlement Trust since 1991.
Date of Birth: 5/35
----------------------------------- -------------- ------------------------------------------------------------------
CLEMENT C. MOORE, II                   Trustee     Mr. Moore has been the Managing Partner,  Mariemont Holdings,
5804 Quaker Neck Road                              LLC, a commercial real estate holding and development  company
Chestertown, MD 21620                              since 1980.
Date of Birth: 9/44
----------------------------------- -------------- -------------------------------------------------------------------
ERIC BRUCKER                           Trustee     Mr.  Brucker has been the Dean of the College of Business,  Public
University of Maine                                Policy  and  Health at the  University  of Maine  since  September
Orono, ME  04473                                   1998.  Prior to 1998,  he was Dean of the School of  Management at
Date of Birth: 12/41                               the University of Michigan.
----------------------------------- -------------- -------------------------------------------------------------------

----------------------------------- -------------- ------------------------------------------------------------------
                                      POSITION(S)
                                      HELD WITH
NAME, ADDRESS AND DATE OF BIRTH        THE FUND    PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
----------------------------------- -------------- ------------------------------------------------------------------
WILLIAM P. RICHARDS*                   Trustee     Mr. Richards is a Managing  Director and Senior Portfolio  Manager
100 Wilshire Boulevard                             with Roxbury Capital Management LLC.  He works with foundation and
Suite 600                                          endowment  accounts  and  leads  the  firm's  mutual  fund  group.
Santa Monica, CA  90401                            Previously,  he  was a  principal at  Roger Engemann & Associates,
Date of Birth:  11/36                              and Van Deventer & Hoch.  Prior to that, he  was  with Booz, Allen and Hamilton.
----------------------------------- -------------- -------------------------------------------------------------------
ERIC K. CHEUNG                          Vice       Mr. Cheung has been a Vice  President at Wilmington  Trust Company
Rodney Square North                   President    since 1986.  From 1978 to 1986,  he was the Fund Manager for fixed
1100 N. Market Street                              income  assets of the Meritor  Financial  Group.  Since 1991,  Mr.
Wilmington, DE 19890                               Cheung has been the Division  Manager,  Fixed  Income  Products at
Date of Birth: 12/54                               Wilmington Trust Company.
----------------------------------- -------------- -------------------------------------------------------------------
JOSEPH M. FAHEY, JR.                    Vice       Mr. Fahey has been a Vice President with Rodney Square  Management
Rodney Square North                   President    Corporation  ("RSMC")  since  1992.  He has  been a  Director  and
1100 North Market Street                           Secretary of RSMC since 1986 and was an Assistant  Vice  President
Wilmington, DE 19809                               from 1988 to 1992.
Date of Birth: 1/57
----------------------------------- -------------- -------------------------------------------------------------------
EUGENE A. TRAINOR, III                  Vice       Mr.  Trainor  has  been an  Executive  Vice  President  and  Chief
520 Madison Avenue                    President    Operating  Officer  for  Cramer,  Rosenthal  McGlynn,  Inc.  since
New York, NY 10022                                 December  1998.  Prior to 1998,  he was Senior Vice  President and
Date of Birth: 12/63                               CFO from 1994 to 1998.  From 1990 to 1994,  he was CFO of  Grotech
                                                   Capital   Group,   a  venture capital company.
----------------------------------- -------------- -------------------------------------------------------------------
PAT COLLETTI                            Vice       Mr.  Colletti has been Vice  President  and Director of Investment
400 Bellevue Parkway                  President    Accounting  and  Administration  of PFPC Inc.  since  April  1999.
Wilmington, DE 19809                and Treasurer  Prior to 1999, he was Controller for the Reserve Funds from 1986.
Date of Birth: 11/58
----------------------------------- -------------- -------------------------------------------------------------------
GARY M. GARDNER                       Secretary    Mr.  Gardner has been a Senior Vice  President of PFPC Inc.  since
400 Bellevue Parkway                               January 1994.  Mr. Gardner  provided  legal and regulatory  advice
Wilmington, DE  19809                              to mutual  funds and their  management  for more than twenty years
Date of Birth: 2/51                                at Federated  Investors,  Inc.,  SunAmerica Asset Management Corp.
                                                   and The Boston Company, Inc.
----------------------------------- -------------- -------------------------------------------------------------------

The fees and expenses of the Trustees who are not "interested persons" of the Fund ("Independent Trustees"), as defined in the 1940 Act are paid by the Fund. The following table shows the fees paid during the fiscal year ended June 30, 1999 to the Independent Trustees for their service to WT Mutual Fund and the total compensation paid to the Trustees by the WT Fund Complex, which consists of the Trust and the Master.


             TRUSTEES' FEES FOR THE FISCAL YEAR ENDED JUNE 30, 1999

                             COMPENSATION FROM THE         TOTAL COMPENSATION
INDEPENDENT TRUSTEE                  FUND               FROM THE WT FUND COMPLEX
-------------------          ---------------------      ------------------------
Robert Arnold                       $10,500                     $21,000
Nicholas Giordano                    $7,500                     $15,000
Lawrence Thomas(1)                  $10,500                     $21,000

(1) Mr. Thomas resigned as a Trustee effective August 12, 1999.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this Statement of Additional Information, the Fund had not yet commenced operations.

                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISORY SERVICES
Roxbury Capital Management, LLC serves as the investment adviser to the Series. The Series pays a monthly advisory fee to Roxbury at the annual rate of 0.55% of the Series' first $1 billion of average daily net assets; 0.50% of the Series' next $1 billion of average daily net assets; and 0.45% of the Series' average daily net assets over $2 billion.

Roxbury has agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses, as a percentage of average net assets, exceed 1.30% for the Fund's Class A shares, and 2.05% for Class B and Class C shares. This undertaking will remain in place until the Board of Trustees approves its termination.

Under the terms of the advisory agreement, the adviser agrees to: (a) direct the investments of the Series, subject to and in accordance with the Series' investment objective, policies and limitations set forth in the prospectus and this Statement of Additional Information; (b) purchase and sell for the Series, securities and other investments consistent with the Series' objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Series; (d) pay the salaries of all personnel of the Series and the adviser performing services relating to research, statistical and investment activities on behalf of the Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Fund for consultation and discussion regarding the management of the Series and its investment activities. Additionally, the adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. The adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the adviser delegates any or all of its duties as listed.

The agreement provides that the adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and Trustees of the Trust who are affiliated with the adviser and the salaries of all personnel of the adviser performing services for the Fund relating to research, statistical and investment activities are paid by the adviser.

ADMINISTRATION AND ACCOUNTING SERVICES
Under separate Administration and Accounting Services Agreements, PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 performs certain administrative and accounting services for the Trust and the Master. These services include preparing shareholder reports, providing statistical and research data, assisting the adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Fund and the Trust. In addition, PFPC prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by PFPC include determining the net asset value per share of the Fund and maintaining records relating to the Fund's securities transactions. The Administration and Accounting Services Agreements provide that PFPC and its affiliates shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or the Master, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on their part in the performance of their obligations and duties under the Administration and Accounting Services Agreements.

ADDITIONAL SERVICE PROVIDERS INDEPENDENT AUDITORS. Ernst & Young, LLP, serves as the independent auditor to the Trust and the Master, providing services which include (1) auditing the annual financial statements for the Fund and the Series, (2) assistance and consultation in connection with SEC filings and (3) preparation of the annual federal income tax returns filed on behalf of the Fund.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust and the Master.

CUSTODIAN. Wilmington Trust Company, 1100 N. Market Street, Wilmington, DE 19890, serves as the custodian of the Trust's assets.

TRANSFER AGENT. PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, DE 19809-0001, serves as the Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

Provident Distributors, Inc., ("PDI") Four Falls Corporate Center, West Conshohocken, PA 19428, serves as the underwriter of the Fund's shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, PDI is granted the right to sell the shares of the Fund as agent for the Fund. Shares of the Fund are offered continuously.

Under the terms of the Distribution Agreement, PDI agrees to use all reasonable efforts to secure purchasers for Class B and Class C shares of the Fund and to pay expenses of printing and distributing prospectuses, statements of additional information and reports prepared for use in connection with the sale of Class B and Class C shares of the Fund and any other literature and advertising used in connection with the offering, out of the compensation it receives pursuant to the Fund's Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). PDI receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Fund's Class A shares.

The Distribution Agreement provides that PDI, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Fund shares.

The Distribution Agreement became effective as of November 1, 1999 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement terminates automatically in the event of an assignment. The agreement is also terminable without payment of any penalty with respect to the Fund (i) (by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Fund or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days' written notice to PDI; or (ii) by PDI on sixty (60) days' written notice to the Trust.

PDI will be compensated for distribution services according to the Class B and Class C 12b-1 Plans, which became effective on November 1, 1999, regardless of PDI's expenses. The Class B and Class C 12b-1 Plans provide that PDI will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, PDI may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with PDI ("Service Organizations") and other financial institutions for distribution and shareholder servicing activities.

When purchasing Class A shares, a sales charge will be incurred at the time of purchase (a "front-end load") based on the dollar amount of the purchase. The maximum initial sales charge is 5.50%, which is reduced for purchases of

$50,000 and more. Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reductions and Waiver". Although purchases of $1,000,000 or more may not be subject to an initial sales charge, if the initial sales charge is waived, such purchases may be subject to a CDSC of 1.00% if the shares are redeemed within one year after purchase.

Part of the front-end sales charge is paid directly to the selling broker-dealer (the "dealer reallowance"). The remainder is retained by PDI and may be used either to promote the sale of the Fund's shares or to compensate PDI for its efforts to sell the shares of the Fund.

--------------------------------- --------------------------- ---------------------------- --------------------------
                                                                                               DEALER REALLOWANCE
YOUR INVESTMENT                       AS A PERCENTAGE OF        AS A PERCENTAGE OF YOUR        AS A PERCENTAGE OF
                                        OFFERING PRICE                INVESTMENT                 OFFERING PRICE
--------------------------------- --------------------------- ---------------------------- --------------------------
$50,000 and less                            5.50%                        5.82%                       4.00%
--------------------------------- --------------------------- ---------------------------- --------------------------
$50,000 up to $150,000                      5.00%                        5.26%                       3.50%
--------------------------------- --------------------------- ---------------------------- --------------------------
$150,000 up to $250,000                     4.50%                        4.71%                       3.00%
--------------------------------- --------------------------- ---------------------------- --------------------------
$250,000 up to $500,000                     3.50%                        3.63%                       2.25%
--------------------------------- --------------------------- ---------------------------- --------------------------
$500,000 up to $1,000,000                   3.00%                        3.09%                       1.74%
--------------------------------- --------------------------- ---------------------------- --------------------------
Over $1,000,000                             0.00%                       0.00%*                      0.00%*
--------------------------------- --------------------------- ---------------------------- --------------------------

The Class B and Class C 12b-1 Plans further provide that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.75% on an annualized basis of the respective Class B and Class C shares' average net assets; and (ii) limitations set from time to time by the Board of Trustees.

Under the Class B and Class C 12b-1 Plans, if any payments made by the adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Fund of the distribution of its shares, such payments are authorized. The Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plans. No preference for instruments issued by such depository institutions is shown in the selection of investments.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

The adviser places all portfolio transactions on behalf of the Series. Any debt securities purchased and sold by the Master are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

The primary objective of the adviser in placing orders on behalf of the Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting a broker or dealer, the adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission;
(iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to the adviser.

The adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. In such cases, the adviser receives services it otherwise might have had to perform itself. The research, analysis, advice and similar services provided by brokers or dealers can be useful to the adviser in serving its other clients, as well as in serving the Series. Conversely, information provided to the adviser by brokers or dealers who have executed transaction orders on behalf of other clients of the adviser may be useful in providing services to the Series.

Some of the adviser's other clients may have investment objectives and programs similar to that of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

The Trust issues three separate classes of shares, Class A, Class B, and Class C shares of the Fund. The shares of the Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that
(1) Class A shares bear a shareholder service fee of 0.25% of the average net assets of Class A shares and (2) Class B and Class C shares bear Rule 12b-1 distribution expenses of 0.75% of the average net assets of the respective Class B and Class C shares and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the Rule 12b-1 fee may be paid. The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 fees; accordingly, the net asset value of Class A, Class B and Class C shares will be reduced by such amount to the extent the Fund has undistributed net income.

Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. The Fund and each class takes separate votes on matters affecting only the Fund or that class. For example, a change in the fundamental investment policies for the Fund would be voted upon by all shareholders of the Fund.

The Fund does not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Fund's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES.

BY MAIL: You or your financial intermediary may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Large Cap Growth Fund, along with a completed application (included at the end of the prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

       BY REGULAR MAIL                      BY OVERNIGHT MAIL
       ---------------                      -----------------
       Roxbury Large Cap Growth Fund        Roxbury Large Cap Growth Fund
       c/o PFPC Inc.                        c/o PFPC Inc.
       P.O. Box 8784                        400 Bellevue Parkway - Suite 108
       Wilmington, DE  19899                Wilmington, DE  19809

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

INDIVIDUAL RETIREMENT ACCOUNTS: You may purchase shares of the Fund for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing a Fund IRA, call PFPC at (800) 497-2960. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

AUTOMATIC INVESTMENT PLAN: You may purchase Fund shares through an Automatic Investment Plan ("AIP"). Under the AIP, PFPC, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $2,000 minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Fund shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m., Eastern time), on or about the 20th day of the month. To obtain an application for the AIP, call the Transfer Agent at (800) 497-2960.

PAYROLL INVESTMENT PLAN: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paycheck will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the distributor, the adviser or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES.

You or your financial intermediary may sell your shares on any Business Day as described below. Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. It is the responsibility of your financial intermediary to transmit redemption orders and credit your account with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the Transfer Agent before 4:00 p.m. Eastern time), or the next Business Day (if received after 4:00 p.m. Eastern time, or on a non-Business Day), but never later than 7 days following such receipt.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a Notary Public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

        By regular mail                By overnight mail
        ---------------                -----------------
        Roxbury Large Cap Growth Fund  Roxbury Large Cap Growth Fund
        c/o PFPC Inc.                  c/o PFPC Inc.
        P.O. Box 8784                  400 Bellevue Parkway - Suite 108
        Wilmington, DE  19809          Wilmington, DE  19809

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

BY WIRE: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.

SYSTEMATIC WITHDRAWAL PLAN: If you own Fund shares with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. All the redemptions, including bi-monthly redemptions of Fund shares, will be effected at the NAV determined on or about the 25th day of the month.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: If shares to be redeemed represent a recent investment made by check, the Fund reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

To ensure proper authorization before redeeming Fund shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Fund will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than your cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to you, and the proceeds of a redemption may be subject to backup withholding.

Your right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Fund's securities or to determine the value of the Fund's net assets, or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, you may withdraw a request for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the Fund. If payment is made in securities, you may incur transaction expenses in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares solely in cash if the redemption requests are made by one shareholder account up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES

The net asset value per share of the Fund is determined by dividing the value of the Fund's net assets by the total number of Fund shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Fund is open for business. The Fund is open for business on days when the Exchange, PFPC and the Philadelphia branch office of the Federal Reserve are open for business ("Business Day").

In valuing the Fund's assets, a security listed on the Exchange (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

                                    DIVIDENDS

Dividends from the Fund's net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.

                              TAXATION OF THE FUND

GENERAL. The Fund is treated as a separate corporation for federal income tax purposes. To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain and must meet several additional requirements. For the Fund, these requirements include the following:
(1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

If the Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate rates and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by you on December 31 of that year if they are paid by the Fund during the following January. Accordingly, such distributions will be taxed to you for the year in which that December 31 falls.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, you will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

If the Fund makes a distribution to shareholders in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by you as a return of capital to the extent of your tax basis and thereafter as capital gain.

It is anticipated that all or a portion of the dividends from the net investment income of the Fund will qualify for the dividends-received deduction allowed to corporations. The qualifying portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.
Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction.

Any loss realized by you on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions to you with respect to those shares.

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by the Fund with respect to its business of investing in securities qualify as permissible income under the Income Requirement.

Futures and foreign currency contracts that are subject to section 1256 of the Code (other than such contracts that are part of a "mixed straddle" with respect to which the Fund has made an election not to have the following rules apply) ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be "marked-to-market" (that is, deemed to have been sold for their market value) for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on non-corporate taxpayers' net capital gain enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months. However, technical correction legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply.
Section 1256 Contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.

If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult its own tax adviser with respect to the specific tax consequences to it of an investment in the Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, shareholders may be subject to state and local taxes on distributions from the Fund. You should consult your tax adviser regarding specific questions relating to federal, state and local taxes.

                     CALCULATION OF PERFORMANCE INFORMATION

The performance of the Fund may be quoted in terms of its yield and its total return in advertising and other promotional materials. Performance data quoted represents past performance and is not intended to indicate future performance. Performance of the Fund will vary based on changes in market conditions and the level of the Fund's expenses. These performance figures are calculated in the following manner:

      A. AVERAGE ANNUAL TOTAL RETURN is the average annual compound rate of return for the periods of one year, five years, ten years and the life of the Fund, where applicable, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares, if any, and assume that all dividends during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):


                               T = (ERV/P)1/n - 1

             Where: P = a hypothetical initial investment of $1,000

                    T = average annual total return

                    n = number of years

                  ERV = ending  redeemable  value:  ERV is
                        the   value,   at  the  end  of  the
                        applicable period, of a hypothetical
                        $1,000   investment   made   at  the
                        beginning of the applicable period.

      B. YIELD CALCULATIONS. From time to time, the Fund may advertise its yield. Yield for the Fund is calculated by dividing the Fund's investment income for a 30-day period, net of expenses, by the average number of shares entitled to receive dividends during that period according to the following formula:

                          YIELD = 2[((a-b)/cd + 1)6-1]

                  where:

     a = dividends and interest earned during the period;
     b = expenses accrued for the period (net of reimbursements);
     c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The result is expressed as an annualized percentage (assuming semiannual compounding) of the maximum offering price per share at the end of the period.

Except as noted below, in determining interest earned during the period (variable "a" in the above formula), pfpc calculates the interest earned on each debt instrument held by the Fund during the period by: (i) computing the instrument's yield to maturity, based on the value of the instrument (including actual accrued interest) as of the last business day of the period or, if the instrument was purchased during the period, the purchase price plus accrued interest; (ii) dividing the yield to maturity by 360; and (iii) multiplying the resulting quotient by the value of the instrument (including actual accrued interest). Once interest earned is calculated in this fashion for each debt instrument held by the Fund, interest earned during the period is then determined by totaling the interest earned on all debt instruments held by the Fund.

For purposes of these calculations, the maturity of a debt instrument with one or more call provisions is assumed to be the next date on which the instrument reasonably can be expected to be called or, if none, the maturity date. In general, interest income is reduced with respect to debt instruments trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and increased with respect to debt instruments trading at a discount by adding a portion of the discount to daily income.

In determining dividends earned by any preferred stock or other equity securities held by the Fund during the period (variable "a" in the above formula), PFPC accrues the dividends daily at their stated dividend rates. Capital gains and losses generally are excluded from yield calculations.

Because yield accounting methods differ from the accounting methods used to calculate net investment income for other purposes, the Fund's yield may not equal the dividend income actually paid to investors or the net investment income reported with respect to the Fund in the Fund's financial statements.

Yield information may be useful in reviewing the Fund's performance and in providing a basis for comparison with other investment alternatives. However, the Fund's yields fluctuate, unlike investments that pay a fixed interest rate over a stated period of time. Investors should recognize that in periods of declining interest rates, the Fund's yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Funds' holdings, thereby reducing the current yields of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

COMPARISON OF FUND PERFORMANCE. A comparison of the quoted performance offered for various investments is valid only if performance is calculated in the same manner. Since there are many methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments. For example, it is useful to note that yields reported on debt instruments are generally prospective, contrasted with the historical yields reported by the Fund.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

From time to time, in marketing and other literature, the Fund's performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indexes of comparable securities with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc. (an organization which provides performance ranking information for broad classes of mutual funds), Lipper Analytical Services, Inc. ("Lipper") (a mutual fund research firm which analyzes over 1,800 mutual funds), CDA Investment Technologies, Inc. (an organization which provides mutual fund performance and ranking information), Morningstar, Inc. (an organization which analyzes over 2,400 mutual funds) and other independent organizations. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. When other organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

Since the assets in all funds are always changing, the Fund may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank the Fund in marketing and promotional literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in a Fund's investment policies and investments, the Fund's asset size and other factors deemed relevant. Advertisements and other marketing literature will indicate the time period and Lipper asset-size class or other performance ranking company criteria, as applicable, for the ranking in question.

Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of or selections from, editorials or articles about the Fund. Sources for performance information and articles about the Fund may include the following:

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

CDA INVESTMENT TECHNOLOGIES, INC., an organization that provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

CHANGING  TIMES,  THE  KIPLINGER   MAGAZINE,   a  monthly  investment   advisory
publication  that  periodically   features  the  performance  of  a  variety  of
securities.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

IBC'S MONEY FUND REPORT, a weekly publication of IBC/Donoghue, Inc., of Ashland, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

IBC'S MONEY FUND DIRECTORY, an annual directory ranking money market mutual funds.

INVESTMENT COMPANY DATA, INC., an independent organization which provides performance ranking information for broad classes of mutual funds.

INVESTOR'S DAILY, a daily newspaper that features financial, economic, and business news.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

MUTUAL FUND VALUES,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund   performance   risk  and  portfolio
characteristics.

THE NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

USA TODAY, the nation's number one daily newspaper.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that regularly covers financial news.

WIESENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

                                   APPENDIX A
            OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, in managing the Series, the adviser may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with the Fund's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Fund will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. The Series will not use leverage in their options and futures. Accordingly, the Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Series' assets could impede portfolio management, or the Series' ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. The Series may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

The Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

The Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

The Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those securities are not available for purchase. At those times, the Series Master may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which the Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

The Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Series will be obligated to sell the security at less than its market value.

The Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Series would expect to suffer a loss.

The Series may purchase put and call options and write covered put and call options on indexes in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which the Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of indexes on which options are purchased or written.

The Series may purchase and write covered straddles on securities or indexes. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Series would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Series would enter into a short straddle when the adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Series will set aside cash and/or liquid, unencumbered securities in a segregated account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indexes ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if the Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Series holds a put warrant and the value of the underlying index falls, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Series does not exercise an index warrant prior to its expiration, then the Series loses the amount of the purchase price that it paid for the warrant.

The Series will normally use index warrants as it may use index options. The risks of the Series' use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Series' ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, the Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

      (1) the Series will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

      (2) the Series will not write options (whether on securities or securities indexes) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If the Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, the Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit the Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If the Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If the Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

      (1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

      (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Series is exercised or unless a closing transaction is effected with respect to that position, the Series will realize a loss in the amount of the premium paid and any transaction costs.

      (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits;
          (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

      (4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Series writes a call option on an index, the Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Series holds an index option and exercises it before the closing index value for that day is available, the Series runs the risk that the level of the underlying index may subsequently change.

      (5) The Series' activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, the Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. The Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

The Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Series' securities holdings. To the extent that a portion of the Series' holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if the Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Series' holdings. The Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that the Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, the Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Series plans to acquire at a future date. The Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Series. This is analogous to writing covered call options on securities. The Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Series.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, the Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

      (1) The Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Series is obligated thereby.

      (2) The Series will not write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indexes), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when the Series purchases a contract and the value of the contract rises, the Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, the Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of the Series' obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering the Series' use of futures contracts and related options, particular note should be taken of the following:

      (1) Successful use by the Series of futures contracts and related options will depend upon the adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities.

          Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if the Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, the Series may need to sell assets at a time when such sales are disadvantageous to the Series. If the price of the futures contract moves more than the price of the underlying securities, the Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

      (2) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

      (3) Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the Series intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Series would continue to be required to make variation margin payments.

      (4) Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

      (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

      (6) As is the case with options, the Series' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, the Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Moody's and S&P are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's and S&P to the securities in which the Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by the Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, an adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

MOODY'S RATINGS
---------------
CORPORATE AND MUNICIPAL BONDS.
------------------------------
Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

(BULLET)  Leading market positions in well-established industries.

(BULLET)  High rates of return on funds employed.

(BULLET) Conservative capitalization structure with moderate reliance on debt and ample asset protection.

(BULLET) Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

(BULLET) Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P RATINGS
-----------

CORPORATE AND MUNICIPAL BONDS.
------------------------------

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

FITCH RATINGS
-------------

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.
----------------------------------------------------------------
AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.
F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

March  , 2000

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

         Re:      WT Mutual Fund
                  Securities Act of 1933 Registration No. 33-84762 and Investment Company Act of 1940 File No. 811-8648 Rule 497 (e) Filing


Dear Sir or Madam:

This letter is being transmitted by means of electronic submission, on behalf of WT Mutual Fund (the "Fund"), and pursuant to the provisions of Rule 497 (e) promulgated under the Securities Act of 1933, as amended. We are filing via EDGAR Supplements to the Prospectus and Statement of Additional Information,
such documents are dated March   , 2000.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned at (302) 791-2919.

Sincerely,



Danielle Gallagher
Regulatory Administration


CC:      Brian S. Vargo, Esq.                                Pepper Hamilton LLP